ACCOUNTS RECEIVABLE, NET (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Accounts receivable	$ 1,781			$ 179,038
Allowance for credit loss		4,298	165,288
Provision for credit loss	$ 0	$ 0	$ 0	$ 0